SHAREHOLDERS' EQUITY (Details 2) - Employee Stock Options [Member] - $ / shares		9 Months Ended		12 Months Ended
		Sep. 30, 2024		Dec. 31, 2023
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding		336,442		3,805,585
Options outstanding weighted average remaining contractual life (years)		3 years 7 months 13 days		4 years 4 months 20 days	[1]
Options outstanding and exercisable		4,723		33,171
Options exercisable weighted average remaining contractual life (years)		3 years 7 months 13 days		4 years 4 months 20 days	[1]
Exercise Price Range [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding		331,719		3,772,414
Options outstanding and exercisable		0
Exercise Price Range One [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price		$ 37.6	[1]	$ 5.37
Options outstanding		1,774	[1]	12,425
Options outstanding weighted average remaining contractual life (years)	[1]	4 years 5 months 26 days		5 years 2 months 26 days
Options outstanding and exercisable		1,774	[1]	12,425
Options exercisable weighted average remaining contractual life (years)	[1]	4 years 5 months 26 days		5 years 2 months 26 days
Exercise Price Range Two [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price, minimum		$ 178.5		$ 20.42
Range of exercise price, maximum		$ 236.3		$ 33.75
Options outstanding		1,845		12,943
Options outstanding weighted average remaining contractual life (years)		3 years 7 months 2 days		4 years 4 months 6 days	[1]
Options outstanding and exercisable		1,845		12,943
Options exercisable weighted average remaining contractual life (years)		3 years 7 months 2 days		4 years 4 months 6 days	[1]
Exercise Price Range Three [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price, minimum		$ 350		$ 50
Range of exercise price, maximum		$ 367.5		$ 52.5
Options outstanding		887		6,230
Options outstanding weighted average remaining contractual life (years)		2 years 7 months 24 days		3 years 5 months 15 days	[1]
Options outstanding and exercisable		887		6,230
Options exercisable weighted average remaining contractual life (years)		2 years 7 months 24 days		3 years 5 months 15 days	[1]
Exercise Price Range Four [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price, minimum		$ 1,277.5		$ 182.5
Range of exercise price, maximum		$ 3,634.8		$ 524.25
Options outstanding		217		1,573
Options outstanding weighted average remaining contractual life (years)		7 months 17 days		1 year 7 months 24 days	[1]
Options outstanding and exercisable		217		1,573
Options exercisable weighted average remaining contractual life (years)		7 months 17 days		1 year 7 months 24 days	[1]

[1]	Calculation of weighted average remaining contractual term does not include the RSUs that were granted, which have an indefinite contractual term.